Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule Reconciliation of the Beginning and Ending Liability Balances in Connection with Probable Contingencies

	December 31,
	2013	2012
Balance, beginning of year	$22,612	$10,562
Government settlement and related costs	101,500	-
Other legal settlements	4,654	27,538
Cash payments	(10,049)	(15,488)
Balance, end of year	$118,717	$22,612